Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets and liabilities	$ 0	$ 0
Federal investment tax credits [Member]
Statement [Line Items]
Deferred tax assets and liabilities	663,144	663,144
Exploration and office equipment [Member]
Statement [Line Items]
Deferred tax assets and liabilities	3,804,616	3,674,149
Non-capital loss carryforwards [Member]
Statement [Line Items]
Deferred tax assets and liabilities	4,129,727	4,056,879
Other [Member]
Statement [Line Items]
Deferred tax assets and liabilities	84,875	85,439
Valuation allowance [Member]
Statement [Line Items]
Deferred tax assets and liabilities	$ (8,682,363)	$ (8,479,611)